UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2012

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia     February 12, 2013
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $188,205 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


12/31/2012
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Abbott Laboratories
Common
002824100
209,600
3,200
x
ALL
3,200

0
AFLAC Incorporated
Common
001055102
8,294,908
156,154
x
ALL
152,654

3,500
Altria Group, Inc.
Common
02209S103
251,640
8,004
x
ALL
8,004

0
Analog Devices, Inc.
Common
032654105
3,010,487
71,576
x
ALL
68,851

2,725
Anika Therapeutics, Inc.
Common
035255108
587,305
59,085
x
ALL
57,085

2,000
Applied Materials, Inc.
Common
038222105
5,297,910
463,104
x
ALL
450,204

12,900
Arthur J. Gallagher & Co.
Common
363576109
3,250,343
93,805
x
ALL
92,630

1,175
Baker Hughes Inc.
Common
057224107
2,910,399
71,250
x
ALL
69,350

1,900
Chevron Corporation
Common
166764100
5,371,063
49,668
x
ALL
48,418

1,250
Dominion Resources, Inc.
Common
25746U109
455,633
8,796
x
ALL
8,796

0
Eaton Corporation
Common
G29183103
381,969
7,050
x
ALL
7,050

0
Eaton Vance Corp.
Common
278265103
4,206,015
132,057
x
ALL
127,657

4,400
Express Scripts, Inc.
Common
302182100
3,003,210
55,615
x
ALL
54,415

1,200
Exxon Mobil Corporation
Common
30231G102
1,832,177
21,169
x
ALL
19,169

2,000
General Electric Company
Common
369604103
326,748
15,567
x
ALL
15,567

0
Gilead Sciences, Inc.
Common
375558103
890,875
12,129
x
ALL
12,129

0
Google Inc.
Common
38259P508
2,406,507
3,402
x
ALL
3,402

0
Greenhill Common Stock
Common
395259104
7,838,272
150,765
x
ALL
147,990

2,775
HCC Insurnce Hldngs, Inc.
Common
404132102
267,912
7,200
x
ALL
7,200

0
Houston Wire & Cable
Common
44244K109
4,437,686
361,670
x
ALL
349,220

12,450
Illinois Tool Works Inc
Common
452308109
3,359,266
55,242
x
ALL
53,542

1,700
Int'l Business Machines
Common
459200101
602,425
3,145
x
ALL
3,145

0
Intel Corporation
Common
458140100
5,394,334
261,607
x
ALL
253,507

8,100
Intrpblc Grp of Companies
Common
460690100
3,583,039
325,140
x
ALL
315,840

9,300










Page Total


68,169,723





















12/31/2012
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Itron, Inc.
Common
465741106
578,927
12,995
x
ALL
12,495

500
Johnson & Johnson
Common
478160104
888,715
12,678
x
ALL
12,678

0
KEMET Corporation
Common
488360207
255,333
50,762
x
ALL
50,762

0
Mastercard Incorporated
Common
57636Q104
5,421,275
11,035
x
ALL
10,800

235
Meredith Corporation
Common
589433101
3,258,829
94,596
x
ALL
91,446

3,150
Microsoft Corporation
Common
594918104
6,705,664
251,057
x
ALL
241,757

9,300
Molex Incorporated Cl A
Common
608554200
2,161,223
96,829
x
ALL
91,079

5,750
New York Cmmunity Bancorp
Common
649445103
4,103,862
313,272
x
ALL
306,497

6,775
Newmont Mining Corp
Common
651639106
6,565,779
141,382
x
ALL
137,807

3,575
Noble Corporation
Common
H5833N103
7,549,079
216,803
x
ALL
213,853

2,950
Oracle Corporation
Common
68389X105
5,644,675
169,408
x
ALL
164,508

4,900
Paychex, Inc.
Common
704326107
2,746,957
88,327
x
ALL
87,152

1,175
Philip Morris Intl
Common
718172109
1,343,585
16,064
x
ALL
16,064

0
Portfolio Rcvry Assocs
Common
73640Q105
3,096,803
28,980
x
ALL
28,630

350
PPG Industries, Inc.
Common
693506107
257,165
1,900
x
ALL
1,900

0
Principal Finl Group, Inc
Common
74251V102
7,426,665
260,402
x
ALL
251,152

9,250
Procter & Gamble Company
Common
742718109
402,588
5,930
x
ALL
5,930

0
Prudential Finl, Inc.
Common
744320102
6,549,191
122,805
x
ALL
119,505

3,300
Qualcomm, Inc.
Common
747525103
7,041,788
113,835
x
ALL
109,860

3,975
Rocky Mtn Choc Factory
Common
774678403
1,723,255
163,187
x
ALL
157,487

5,700
Seadrill Limited
Common
G7945E105
8,103,048
220,192
x
ALL
214,717

5,475
Sirona Dntal Systms, Inc.
Common
82966C103
838,625
13,010
x
ALL
13,010

0
Sovran Self Storage, Inc.
Common
84610H108
3,567,178
57,442
x
ALL
55,292

2,150
SPDR Barclays Cap Short*
ETF
78464A474
219,648
7,150
x
ALL
7,150

0










Page Total


86,449,855


























12/31/2012
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Teva Pharm Inds Ltd ADR F
Common
881624209
6,475,383
173,417
x
ALL
167,792

5,625
Tower Group Inc
Common
891777104
4,080,859
229,396
x
ALL
220,446

8,950
Transocean Ltd.
Common
H8817H100
4,501,505
100,795
x
ALL
99,720

1,075
Urban Outfitters, Inc.
Common
917047102
3,320,410
84,360
x
ALL
83,360

1,000
Varian Mdcal Systms, Inc.
Common
92220P105
2,965,603
42,221
x
ALL
41,621

600
VG Dvdend Achievers Fund*
ETF
921908844
256,151
4,300
x
ALL
4,300

0
VG Large-Cap Growth Fund*
ETF
922908736
467,581
6,569
x
ALL
6,569

0
VG Pacific Fund*
ETF
922042866
311,798
5,840
x
ALL
5,840

0
VG Shrt-Trm Corp Bond
ETF
92206C409
353,408
4,400
x
ALL
4,400

0
Vodafone Group Plc Adr
Common
92857W209
5,145,486
204,267
x
ALL
197,367

6,900
Western Union
Common
959802109
5,708,059
419,402
x
ALL
404,777

14,625










Page Total


33,586,243
















Grand Total


188,205,821



































































